Stockholders' Equity (Tables)	12 Months Ended
Jul. 31, 2014
Equity [Abstract]
Summary Of Warrant Activity

Shares
Outstanding at July 31, 2012	427,312
Issued	1,080,187
Exercised	-
Expired	(73,378)
Outstanding at July 31, 2013	1,434,121
Issued	118,000
Exercised	(640,711)
Expired	(62,398)
Outstanding at July 31, 2014	849,012

Summary Of Warrants Outstanding

Expiration	Exercise
Date	Price	Shares
03/03/15	$16.80	52,836
01/13/16	$3.52	81,280
06/26/16	$0.50	41,667
07/10/16	$0.50	50,000
12/14/16	$3.61	25,000
12/24/16	$0.20	9,709
02/24/17	$1.00	100,000
09/17/17	$1.38	113,520
01/24/18	$0.83	375,000
		849,012

Summary Of Restricted Stock Activity

Shares
Outstanding at July 31, 2012	-
Granted	-
Vested	-
Forfeited	-
Outstanding at July 31, 2013	-
Granted	6,230,000
Vested	(1,205,000)
Forfeited	(200,000)
Outstanding at July 31, 2014	4,825,000

Summary Of Stock Option Activity

		Weighted-	Aggregate
		Average	Intrinsic
	Shares	Exercise Price	Value
Outstanding at July 31, 2012	348,463	$19.26	$-
Granted	273,000	$0.83
Exercised	-	$-
Cancelled	(177,708)	$15.28
Outstanding at July 31, 2013	443,755	$9.52	$-
Granted	300,000	$1.40
Exercised	-	$-
Cancelled	(281,412)	$10.01
Outstanding at July 31, 2014	462,343	$3.95	$22,000